UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3725

Fidelity California Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Spartan ® California Municipal

Income Fund

November 30, 2004

CFL-QTLY-0105

1.810701.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.0%
	Principal Amount (000s)	Value (000s)
California - 98.2%
ABC Unified School District:
Series C, 0% 8/1/33 (FGIC Insured)	$ 5,365	$ 1,102
0% 8/1/32 (FGIC Insured)	2,115	459
Alameda Corridor Trans. Auth. Rev.:
Series 1999 A, 0% 10/1/34 (MBIA Insured)	15,000	2,847
Series A, 5.25% 10/1/21 (MBIA Insured)	7,575	8,160
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impts. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,176
Series 1997 C, 0% 9/1/30 (FSA Insured)	7,350	1,760
Series C:
0% 9/1/22 (FSA Insured)	5,150	2,071
0% 9/1/36 (FSA Insured)	9,545	1,628
Anaheim Union High School District Series A, 5.375% 8/1/17 (FSA Insured)	1,000	1,112
Azusa Unified School District 5.375% 7/1/16 (FSA Insured)	1,225	1,364
Benicia Unified School District Series B, 0% 8/1/24 (MBIA Insured)	7,005	2,509
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (MBIA Insured)	1,085	1,221
Cabrillo Cmnty. College District Series A, 5.25% 8/1/15 (MBIA Insured)	1,725	1,920
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	1,773
0% 8/1/12 (AMBAC Insured)	2,800	2,081
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. (Wtr. Sys. Proj.) Series J1, 7% 12/1/12	730	903
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.5% 5/1/07	2,080	2,225
5.5% 5/1/16 (AMBAC Insured)	2,125	2,361
5.75% 5/1/17	3,375	3,766
Series A:
5.25% 5/1/11 (FSA Insured)	3,075	3,428
5.375% 5/1/18 (AMBAC Insured)	2,385	2,621
5.5% 5/1/08	5,575	6,071
5.5% 5/1/14 (AMBAC Insured)	7,905	8,907
5.5% 5/1/15 (AMBAC Insured)	9,000	10,036
5.875% 5/1/16	4,535	5,119
6% 5/1/14	7,500	8,614
6% 5/1/14 (MBIA Insured)	2,000	2,318
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
Series A:
6% 5/1/15	$ 1,000	$ 1,141
California Econ. Recovery Series 2004 A, 5.25% 7/1/12	6,000	6,710
California Edl. Facilities Auth. Rev.:
(California Student Ln. Prog.) Series A, 6% 3/1/16 (MBIA Insured) (d)	2,475	2,602
(Chapman Univ. Proj.) 5.375% 10/1/16 (AMBAC Insured)	2,000	2,145
(Loyola Marymount Univ. Proj.):
0% 10/1/16 (MBIA Insured)	2,280	1,324
0% 10/1/29 (MBIA Insured)	7,115	1,823
(Pepperdine Univ. Proj.) 5.75% 9/15/30	13,735	14,829
(Pooled College & Univ. Proj.) Series A, 6.125% 6/1/30	3,435	3,761
(Santa Clara Univ. Proj.):
5.25% 9/1/17 (AMBAC Insured)	1,000	1,123
5.25% 9/1/26	7,910	8,453
(Scripps College Proj.):
Series 2001, 5.25% 8/1/26	1,000	1,035
5.125% 2/1/30	6,000	6,077
(Stanford Univ. Proj.):
Series N, 5.2% 12/1/27	20,000	20,721
Series O, 5.125% 1/1/31	5,000	5,109
(Univ. of Southern California Proj.):
Series A, 5.7% 10/1/15	5,675	6,303
Series C, 5.125% 10/1/28	7,725	7,928
California Franchise Tax Board Ctfs. of Prtn. 5.5% 10/1/06	1,825	1,921
California Gen. Oblig.:
Series 1991, 6.6% 2/1/10 (FGIC Insured)	3,900	4,550
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,370
Series 2000, 5.5% 5/1/13 (MBIA Insured)	1,900	2,121
4.75% 9/1/10	1,300	1,395
5% 11/1/07	19,000	20,320
5% 2/1/09	2,735	2,947
5% 2/1/09	1,335	1,439
5% 2/1/10	3,000	3,249
5% 12/1/11 (MBIA Insured)	5,000	5,544
5% 11/1/12	4,095	4,445
5% 10/1/18	3,000	3,129
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 12/1/18	$ 9,245	$ 9,653
5.25% 10/1/09	2,150	2,361
5.25% 2/1/11	5,635	6,200
5.25% 3/1/11	1,405	1,548
5.25% 3/1/12	3,000	3,315
5.25% 10/1/14	300	308
5.25% 2/1/15	2,260	2,472
5.25% 2/1/15 (MBIA Insured)	5,000	5,503
5.25% 2/1/16	7,500	8,169
5.25% 2/1/16 (MBIA Insured)	4,000	4,380
5.25% 10/1/17	1,500	1,550
5.25% 4/1/34	2,000	2,056
5.375% 4/1/15 (MBIA Insured)	1,500	1,658
5.375% 10/1/28	4,250	4,436
5.5% 6/1/10	1,400	1,558
5.5% 3/1/11 (FGIC Insured)	3,000	3,388
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,000	3,379
5.5% 3/1/12 (MBIA Insured)	5,000	5,601
5.5% 6/1/28	5,000	5,288
5.5% 4/1/30	3,000	3,179
5.5% 11/1/33	3,000	3,168
5.625% 5/1/26	4,000	4,313
5.75% 10/1/10	7,325	8,273
5.75% 12/1/10	2,500	2,832
5.75% 5/1/30	3,080	3,333
6% 2/1/08	1,000	1,099
6% 4/1/18	1,000	1,173
6.5% 2/1/07	3,000	3,250
6.5% 2/1/08	5,750	6,398
6.6% 2/1/09	14,355	16,302
6.6% 2/1/11 (MBIA Insured)	2,100	2,483
6.75% 8/1/10	5,675	6,649
6.75% 8/1/12	1,100	1,319
7% 8/1/09	5,100	5,957
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series A:
5% 7/1/06	1,330	1,376
5% 7/1/06 (Escrowed to Maturity) (d)(e)	1,805	1,884
Series I, 4.95%, tender 7/1/14 (c)	2,000	2,069
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Cedars-Sinai Med. Ctr. Proj.) Series A:
6.125% 12/1/30	$ 8,340	$ 9,026
6.25% 12/1/34	15,905	17,377
(Cottage Health Sys. Proj.) Series B, 5.25% 11/1/18 (MBIA Insured)	1,260	1,360
California Hsg. Fin. Agcy. Home Mtg. Rev.:
(Home Mtg. Prog.) Series 1983 B, 0% 8/1/15 (MBIA Insured)	170	69
Series 1983 A, 0% 2/1/15 (MBIA Insured)	8,187	3,619
Series I, 4.95% 8/1/28 (MBIA Insured) (d)	380	381
Series J, 4.85% 8/1/27 (MBIA Insured) (d)	2,120	2,161
California Infrastructure & Econ. Dev. Bank Rev.:
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,100
5.25% 2/1/32 (AMBAC Insured)	6,295	6,526
5.25% 6/1/30 (MBIA Insured)	1,700	1,766
5.5% 6/1/20 (MBIA Insured)	1,780	1,952
5.5% 6/1/21 (MBIA Insured)	4,780	5,223
5.5% 6/1/22 (MBIA Insured)	5,040	5,489
5.5% 6/1/23 (MBIA Insured)	5,320	5,775
5.5% 6/1/24 (MBIA Insured)	5,610	6,069
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Gen. Motors Corp. Proj.) 5.5% 4/1/08	1,500	1,504
(Pacific Gas & Elec. Co. Proj.) Series 2004 B, 3.3%, tender 6/1/07 (FGIC Insured) (c)(d)	6,000	6,076
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (MBIA Insured)	4,000	4,696
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series A, 5%, tender 5/1/13 (c)(d)	3,000	3,052
Series B, 4.45%, tender 7/1/05 (c)(d)	8,000	8,058
California Pub. Works Board Lease Rev.:
(California Cmnty. College Projs.) Series A, 5.25% 12/1/16	4,450	4,739
(California State Univ. Proj.) Series 1997 A, 5.5% 10/1/07	1,425	1,541
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series A, 5.25% 12/1/18 (AMBAC Insured)	5,000	5,410
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/17	9,980	10,995
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections, Madera State Prison Proj.) Series E:
5.5% 6/1/15	$ 8,250	$ 9,120
5.5% 6/1/19	3,000	3,067
6% 6/1/07	1,590	1,719
(Dept. of Corrections, Monterey County State Prison Proj.):
Series C, 5.5% 6/1/15	3,000	3,311
Series D:
5.375% 11/1/12	1,250	1,336
5.375% 11/1/13	5,055	5,388
5.375% 11/1/14	5,000	5,323
(Dept. of Corrections, Susanville State Prison Proj.) Series D, 5.25% 6/1/15 (FSA Insured)	4,000	4,454
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	2,000	2,233
(Library & Courts Annex Proj.) Series A, 5.5% 5/1/09	1,290	1,417
(Substance Abuse Treatment Facilities Corcoran II Proj.) Series A, 5.5% 1/1/14 (AMBAC Insured)	3,000	3,158
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,696
(Various California State Univ. Projs.):
Series A, 6.1% 10/1/06	1,210	1,240
Series B:
5.5% 6/1/19	1,650	1,670
6.4% 12/1/09	3,700	4,279
Series C, 5.125% 9/1/22 (AMBAC Insured)	10,000	10,519
California State Univ. Rev. & Colleges:
(Systemwide Proj.) Series A:
5.375% 11/1/18 (AMBAC Insured)	1,000	1,105
5.5% 11/1/16 (AMBAC Insured)	1,500	1,689
Series 1999 AY, 5.875% 11/1/30 (FGIC Insured)	3,000	3,318
California Statewide Cmnty. Dev. Auth. Rev. (Triad Health Care Hosp. Proj.) 6.25% 8/1/06 (Escrowed to Maturity) (e)	2,650	2,765
California Statewide Cmnty. Dev. Auth. Rev. Ctfs. of Prtn.:
(Catholic Health Care West Proj.) 6% 7/1/09	2,960	3,288
(Saint Joseph Health Sys. Proj.):
5.25% 7/1/08	2,710	2,922
5.5% 7/1/07	1,425	1,532
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.:
(Cmnty. Hosp. Monterey Penninsula Proj.) Series B, 5.25% 6/1/23 (FSA Insured)	$ 1,800	$ 1,905
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 3.85%, tender 8/1/06 (c)	21,000	21,454
Series 2004 G, 2.3%, tender 5/1/07 (c)	3,000	2,971
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75% 6/1/30 (AMBAC Insured)	10,000	10,679
(Sutter Health Systems Proj.) Series B, 5.625% 8/15/42	5,000	5,149
Carlsbad Unified School Distict 0% 11/1/15 (FGIC Insured)	1,700	1,047
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A, 7% 8/1/11 (MBIA Insured)	1,500	1,829
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice Gen. Proj.) 6% 7/1/09	2,045	2,073
Chaffey Unified High School District Series 2000 B, 5.5% 8/1/18 (FGIC Insured)	3,000	3,343
Commerce Refuse To Energy Auth. Rev.:
5.25% 7/1/08 (MBIA Insured) (b)	1,000	1,056
5.5% 7/1/11 (MBIA Insured) (b)	2,170	2,357
Compton Unified School District Series 2002 B, 5.5% 6/1/25 (MBIA Insured)	2,800	3,055
Contra Costa County Ctfs. of Prtn. (Merrithew Mem. Hosp. Proj.) 0% 11/1/14 (Escrowed to Maturity) (e)	3,000	2,009
Corona-Norco Unified School District Series D, 0% 9/1/27 (FSA Insured)	3,000	871
CSCUI Fing. Auth. Rev. (Rental Hsg. and Town Ctr. Proj.) Series 2004 A, 2.5%, tender 8/1/07, LOC Citibank NA, New York (c)	5,500	5,499
Ctr. Unified School District Series 1997 C, 0% 9/1/20 (MBIA Insured)	2,000	918
Duarte Ctfs. of Prtn. Series A:
4.625% 4/1/07	890	916
5% 4/1/11	2,780	2,891
5% 4/1/12	4,210	4,372
5% 4/1/13	1,830	1,886
5.25% 4/1/09	1,600	1,686
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,000	5,054
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 1A:
0% 10/1/24 (AMBAC Insured)	$ 1,665	$ 586
0% 10/1/25 (AMBAC Insured)	1,665	547
Encinitas Union School District:
0% 8/1/10 (MBIA Insured)	1,000	825
0% 8/1/21 (MBIA Insured)	1,000	434
Escondido Union High School District 0% 11/1/16 (Escrowed to Maturity) (e)	3,500	2,082
Eureka Unified School District Ctfs. of Prtn. Series A, 6.9% 9/1/27 (FSA Insured)	650	653
Fairfield-Suisun Swr. District Swr. Rev. Series A, 0% 5/1/09 (MBIA Insured)	2,080	1,821
Fairfield-Suisun Unified School District 5.5% 8/1/28 (MBIA Insured)	3,000	3,235
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (MBIA Insured)	1,315	601
Folsom Cordova Unified School District School Facilities Impt. District #2 (1998 Fing. Proj.) Series A, 0% 10/1/26 (MBIA Insured)	2,290	710
Foothill-De Anza Cmnty. College District:
Series B, 0% 8/1/35 (FGIC Insured)	15,000	2,758
0% 8/1/15 (MBIA Insured)	2,415	1,504
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/1/15 (Escrowed to Maturity) (e)	18,500	12,110
0% 1/1/18 (Escrowed to Maturity) (e)	1,000	557
5% 1/1/35 (MBIA Insured)	24,070	24,163
0% 1/15/27 (a)	4,000	3,139
0% 1/15/27 (MBIA Insured) (a)	4,500	3,765
0% 1/15/29 (a)	4,000	3,124
5% 1/15/16 (MBIA Insured)	5,860	6,218
5.5% 1/15/08 (MBIA Insured)	8,945	9,761
5.75% 1/15/40	8,155	8,213
Fremont Unifed School District, Alameda County Series F, 0% 8/1/09 (MBIA Insured)	1,000	867
Fullerton Univ. Foundation Auxillary Organization Rev. Series A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,384
5.75% 7/1/30 (MBIA Insured)	1,000	1,093
Glendale Elec. Rev. 6% 2/1/30 (MBIA Insured)	12,245	13,731
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp.:
Series 2003 A1:
5% 6/1/21	$ 13,560	$ 13,603
6.75% 6/1/39	8,000	8,000
Series 2003 B:
5% 6/1/43 (FSA Insured)	5,000	4,941
5.75% 6/1/21	2,125	2,239
5.75% 6/1/22	4,400	4,611
5.75% 6/1/23	40	42
Series B:
5% 6/1/09	3,000	3,199
5% 6/1/11	3,610	3,863
5.5% 6/1/18	2,355	2,453
5.5% 6/1/43	5,000	5,186
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) 7.3% 9/1/11 (MBIA Insured)	555	686
Long Beach Hbr. Rev.:
Series A:
5% 5/15/14 (FGIC Insured) (d)	2,000	2,130
5% 5/15/15 (FGIC Insured) (d)	1,000	1,051
6% 5/15/09 (FGIC Insured) (d)	3,450	3,842
6% 5/15/10 (FGIC Insured) (d)	1,000	1,127
6% 5/15/12 (FGIC Insured) (d)	3,500	3,969
5.5% 5/15/11 (MBIA Insured) (d)	700	724
5.5% 5/15/15 (MBIA Insured) (d)	3,710	3,833
Los Angeles Cmnty. College District Series 2001 A, 5.75% 6/1/26 (MBIA Insured)	10,000	11,144
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.):
0% 9/1/11 (Escrowed to Maturity) (e)	6,400	5,035
0% 9/1/13 (Escrowed to Maturity) (e)	3,380	2,405
(Disney Parking Proj.):
0% 3/1/10	2,000	1,652
0% 3/1/11	1,950	1,532
0% 3/1/12	2,180	1,624
0% 3/1/13	6,490	4,566
0% 9/1/14 (AMBAC Insured)	3,860	2,535
0% 3/1/18	3,000	1,546
0% 3/1/19	3,175	1,541
0% 3/1/20	1,000	453
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. (Proposition C Proj.) Second Tier Sr. Series A, 5.25% 7/1/25 (FGIC Insured)	$ 3,500	$ 3,674
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,166
5.375% 9/1/17 (FSA Insured)	1,095	1,223
5.375% 9/1/18 (FSA Insured)	1,155	1,269
5.375% 9/1/19 (FSA Insured)	1,210	1,323
Los Angeles Dept. Arpts. Rev. (Los Angeles Int'l. Arpt. Proj.) Series D, 5.625% 5/15/12 (FGIC Insured) (d)	290	297
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,165
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,415
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	151
4.75% 10/15/20 (Pre-Refunded to 10/15/17 @ 100) (e)	1,650	1,632
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	15,000	15,145
Series A, 5.125% 7/1/41 (MBIA Insured)	3,000	3,037
5.5% 10/15/11 (MBIA Insured)	3,670	4,039
Los Angeles Gen. Oblig. Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured)	3,700	4,032
Los Angeles Hbr. Dept. Rev.:
Series B:
5.25% 11/1/07 (d)	4,290	4,540
5.25% 11/1/10 (d)	9,105	9,633
5.5% 8/1/08 (d)	1,505	1,589
7.6% 10/1/18 (Escrowed to Maturity) (e)	14,235	17,925
Los Angeles Unified School District:
Series A:
5.25% 7/1/19 (MBIA Insured)	3,160	3,435
5.375% 7/1/17 (MBIA Insured)	8,095	9,027
5.375% 7/1/18 (MBIA Insured)	2,845	3,155
Series C, 5.25% 7/1/24 (MBIA Insured)	1,265	1,336
Series E:
5.125% 1/1/27 (MBIA Insured)	1,250	1,293
5.5% 7/1/17 (MBIA Insured)	1,800	2,020
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (e)	2,370	2,867
Manhattan Beach Unified School District Series A, 0% 9/1/09 (FGIC Insured)	975	843
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Merced Union High School District Series A, 0% 8/1/22 (FGIC Insured)	$ 1,100	$ 448
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (FGIC Insured)	2,000	860
0% 8/1/25 (FGIC Insured)	2,800	927
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,701
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (FGIC Insured)	1,585	1,713
Modesto Irrigation District Ctfs. of Prtn.:
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (e)	5,000	5,024
(Rfdg. and Cap. Impts Proj.) Series A, 0% 10/1/10 (Escrowed to Maturity) (e)	2,270	1,848
Monrovia Unified School District Series B, 0% 8/1/33 (FGIC Insured)	2,500	521
Montebello Unified School District 0% 6/1/26 (FSA Insured)	1,580	498
Monterey County Ctfs. of Prtn. Series 2001, 5.25% 8/1/16 (MBIA Insured)	2,445	2,667
Murrieta Valley Unified School District Series A, 0% 9/1/13 (FGIC Insured)	1,500	1,051
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,590
12% 8/1/17 (FSA Insured)	1,000	1,765
Northern California Pwr. Agcy. Pub. Pwr. Rev.:
(Geothermal #3 Proj.) Series A, 5.6% 7/1/06	2,415	2,515
(Hydro Elec. #1 Proj.) Series A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (e)	3,850	5,223
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (MBIA Insured)	7,100	8,631
Novato Unified School District 5.25% 8/1/17 (FGIC Insured)	1,000	1,099
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
5% 9/1/21 (Escrowed to Maturity) (e)	1,000	1,079
5.5% 9/1/17 (FGIC Insured)	3,000	3,360
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.):
0% 8/1/09 (MBIA Insured)	3,260	2,826
0% 8/1/10 (MBIA Insured)	3,255	2,685
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Orange County Arpt. Rev. 5.5% 7/1/11 (MBIA Insured) (d)	$ 4,000	$ 4,362
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	7,000	8,037
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (d)	3,620	4,045
5.75% 12/1/11 (AMBAC Insured) (d)	4,000	4,528
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	3,770	4,209
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	6,410	7,027
Palos Verdes Peninsula Unified School District Series A, 5.625% 11/1/25	5,900	6,424
Placer County Union High School District Series A:
0% 8/1/20 (FGIC Insured)	2,000	921
0% 8/1/21 (FGIC Insured)	1,000	434
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	3,930	3,954
Placer County Wtr. Agcy. Wtr. Rev. Ctfs. of Prtn. (Cap. Impt. Projs.) 5.5% 7/1/29 (AMBAC Insured)	3,000	3,228
Pomona Unified School District Series C, 6% 8/1/30 (Escrowed to Maturity) (e)	4,035	4,516
Port of Oakland Gen. Oblig.:
Series L:
5% 11/1/32 (FGIC Insured) (d)	4,835	4,763
5.5% 11/1/20 (FGIC Insured) (d)	3,405	3,674
5% 11/1/15 (MBIA Insured) (d)	5,850	6,146
5% 11/1/17 (MBIA Insured) (d)	3,355	3,490
5% 11/1/18 (MBIA Insured) (d)	2,740	2,845
Port of Oakland Port Rev. Series G, 5.375% 11/1/08 (MBIA Insured) (d)	1,805	1,960
Redwood City Elementary School District 0% 8/1/20 (FGIC Insured)	4,825	2,223
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	90	90
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (MBIA Insured)	15,500	18,136
Series B, 5.7% 6/1/16 (MBIA Insured)	1,950	2,232
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.) Series A:
4.8% 10/1/07	1,080	1,129
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.) Series A: - continued
5% 10/1/08	$ 1,135	$ 1,193
5% 10/1/09	1,140	1,195
5.1% 10/1/10	1,245	1,305
5.25% 10/1/12	1,375	1,435
5.5% 10/1/22	4,500	4,656
Rocklin Unified School District:
0% 8/1/24 (FGIC Insured)	1,370	491
0% 8/1/25 (FGIC Insured)	2,725	912
0% 8/1/26 (FGIC Insured)	1,365	427
0% 8/1/27 (FGIC Insured)	2,500	729
Roseville City School District:
0% 8/1/25 (FGIC Insured)	1,745	584
0% 8/1/27 (FGIC Insured)	1,940	566
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,281
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (MBIA Insured)	2,035	1,254
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) 6.375% 7/1/10	700	729
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,646
Series L, 5.125% 7/1/22 (MBIA Insured)	4,000	4,184
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
6% 7/1/22	18,700	19,661
6.5% 7/1/06	4,500	4,742
6.5% 7/1/07	2,000	2,151
6.5% 7/1/08	1,000	1,075
Salinas Union High School District Series A, 5.25% 10/1/17 (FGIC Insured)	1,410	1,552
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (e)	8,500	10,923
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	10,703
San Diego County Ctfs. of Prtn.:
(Burnham Institute Proj.) 6.25% 9/1/29	6,800	7,080
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,498
5.25% 10/1/11	1,705	1,881
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Unified School District (Election of 1998 Proj.):
Series 2000 B, 6.05% 7/1/18 (MBIA Insured)	$ 2,290	$ 2,754
Series D, 5.25% 7/1/17 (FGIC Insured) (Pre-Refunded to 7/1/12 @ 101)	4,325	4,828
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	4,500	4,838
San Francisco Bay Area Trans. Fing. Auth. (Bridge Toll Proj.) 5.75% 2/1/07 (American Cap. Access Corp. Insured)	1,500	1,587
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,257
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,748
5.25% 1/1/19 (AMBAC Insured) (d)	4,750	4,985
Second Series 12A, 5.625% 5/1/08 (FGIC Insured) (d)	1,625	1,712
Second Series 15A, 5.5% 5/1/09 (FSA Insured) (d)	1,355	1,479
Second Series 16A:
5.375% 5/1/18 (FSA Insured) (d)	5,035	5,352
5.5% 5/1/08 (FSA Insured) (d)	2,945	3,193
Second Series 18A:
5.25% 5/1/11 (MBIA Insured) (d)	3,280	3,553
5.25% 5/1/14 (MBIA Insured) (d)	2,750	2,936
Second Series 23A:
5.5% 5/1/07 (FGIC Insured) (d)	1,045	1,114
5.5% 5/1/08 (FGIC Insured) (d)	2,755	2,987
Second Series 27A, 5.5% 5/1/08 (MBIA Insured) (d)	4,045	4,386
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)	1,475	1,217
Series A:
0% 8/1/09 (FGIC Insured)	1,085	940
0% 8/1/10 (FGIC Insured)	1,085	895
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1997 A:
0% 1/15/26 (MBIA Insured)	11,000	3,505
0% 1/15/32 (MBIA Insured)	4,000	883
Series A:
0% 1/15/10 (MBIA Insured)	2,240	1,882
0% 1/15/12 (MBIA Insured)	7,000	5,314
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.: - continued
Series A:
0% 1/15/15 (MBIA Insured)	$ 5,000	$ 3,175
0% 1/15/20 (MBIA Insured)	3,765	1,769
0% 1/15/31 (MBIA Insured)	5,000	1,170
0% 1/15/34 (MBIA Insured)	10,000	1,975
5.25% 1/15/30 (MBIA Insured)	12,145	12,455
5.5% 1/15/28	1,060	985
0% 1/1/12 (Escrowed to Maturity) (e)	10,000	7,691
San Jose Arpt. Rev.:
Series A, 5.25% 3/1/14 (FGIC Insured)	1,000	1,094
Series B, 5% 3/1/09 (FSA Insured) (d)	5,395	5,780
San Jose Unified School District, Santa Clara County Series A, 5.375% 8/1/20 (FSA Insured)	1,895	2,071
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (MBIA Insured)	1,000	1,062
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (e)	1,990	1,253
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (FGIC Insured)	3,000	1,548
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (FGIC Insured)	2,000	761
0% 9/1/25 (FGIC Insured)	1,490	496
0% 9/1/26 (FGIC Insured)	1,500	467
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	3,467
Santa Barbara High School District Series A:
5.75% 8/1/25 (FGIC Insured)	4,650	5,131
5.75% 8/1/30 (FGIC Insured)	7,490	8,211
Santa Clara County Trans. District Sales Tax Rev. Series A, 5.25% 6/1/21	8,500	9,023
Santa Cruz City Elementary School District Series B, 5.75% 8/1/26 (FGIC Insured)	2,730	3,027
Santa Cruz City High School District Series B:
5.75% 8/1/26 (FGIC Insured)	2,380	2,639
6% 8/1/29 (FGIC Insured)	6,770	7,566
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (MBIA Insured)	1,865	2,330
Santa Monica Redev. Agcy. Tax Allocation Rev. (Earthquake Recovery Redev. Proj.) Series 1999, 5.75% 7/1/22 (AMBAC Insured)	8,395	9,350
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Shasta Union High School District:
0% 8/1/26 (FGIC Insured)	$ 1,000	$ 313
0% 5/1/28 (MBIA Insured)	3,340	929
Southern California Pub. Pwr. Auth. Rev. (Multiple Projs.):
6.75% 7/1/10	1,400	1,638
6.75% 7/1/11	6,500	7,740
7% 7/1/05	920	924
Stanislaus County Ctfs. of Prtn. (Cap. Impt. Prog.) Series A, 5.25% 5/1/14 (MBIA Insured)	1,000	1,060
Sulpher Springs Unified School District Series A, 0% 9/1/12 (MBIA Insured)	2,750	2,037
Sulphur Springs Union School District Ctfs. of Prtn. (2002 School Facility Bridge Fdg. Prog.) 3.1%, tender 9/1/09 (FSA Insured) (b)(c)	3,000	2,994
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	4,220	3,250
Tobacco Securitization Auth. Northern California Tobacco Settlement Rev. Series 2001 A, 5.25% 6/1/31	2,000	1,649
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured) (b)	3,000	3,078
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,398
6% 6/1/22	1,100	1,206
Ukiah Unified School District:
0% 8/1/14 (FGIC Insured)	3,040	2,033
0% 8/1/19 (FGIC Insured)	2,270	1,126
Union Elementary School District Series A:
0% 9/1/18 (FGIC Insured)	1,000	516
0% 9/1/21 (FGIC Insured)	2,995	1,293
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/21 (AMBAC Insured)	2,120	2,327
5.5% 5/15/24 (AMBAC Insured)	1,000	1,084
4.55% 12/1/09 (f)	22,420	23,371
Series A, 5.125% 5/15/18 (AMBAC Insured)	2,000	2,161
Series B, 5.25% 5/15/16 (AMBAC Insured)	5,000	5,501
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.):
5.25% 1/1/08	2,590	2,623
5.25% 1/1/13	8,500	8,610
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Vernon Elec. Sys. Rev. (Marlburg Generating Station Proj.):
5% 4/1/09	$ 1,000	$ 1,058
5.375% 4/1/16	2,005	2,097
Victor Elementary School District Series A, 0% 6/1/14 (MBIA Insured)	2,375	1,584
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	1,325	1,477
5.375% 8/1/16 (FSA Insured)	1,000	1,114
Walnut Valley Unified School District Series D, 5.25% 8/1/16 (FGIC Insured)	1,000	1,106
Washington Unified School District Yolo County Series A, 0% 8/1/27 (FGIC Insured)	5,000	1,459
Whittier Union High School District Series B, 5.875% 8/1/30 (FSA Insured)	2,405	2,648
		1,452,625
Puerto Rico - 0.8%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (MBIA Insured)	1,510	1,656
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (e)	5,950	6,459
5.5% 10/1/40 (Escrowed to Maturity) (e)	1,100	1,189
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured) (b)	2,700	3,045
		12,349
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $1,388,457)	1,464,974
NET OTHER ASSETS - 1.0%	15,204
NET ASSETS - 100%	$ 1,480,178
Legend
(a) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,371,000 or 1.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 22,420
Income Tax Information

At November 30, 2004, the aggregate cost of investment securities for income tax purposes was $1,386,725,000. Net unrealized appreciation aggregated $78,249,000, of which $81,028,000 related to appreciated investment securities and $2,779,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	January 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	January 24, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	January 24, 2005